Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued expenses and other current liabilities [Abstract]
Interest payable	$ 90,570	$ 97,387
Operating costs	57,957	55,880
Payroll and employee costs	55,131	25,830
Product and commission costs	35,309	34,124
Air costs	29,929	11,787
Indirect taxes payable	27,869	18,250
Forward foreign currency contracts	24,802
Marketing expenses	23,991	30,681
Overhead costs	21,656	23,368
Travel protection cancellation reserve	15,047	9,591
Other	41,868	48,143
Total	$ 424,129	$ 355,041